Exhibit 99

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	November 2011
Payment Date	12/15/2011
Transaction Month	5

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018

Total	$1,395,480,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,460,895.13

Principal:
Principal Collections	$25,680,204.90
Prepayments in Full	$14,760,342.32
Liquidation Proceeds	$616,107.97
Recoveries	$5,733.00

Sub Total	$41,062,388.19

Collections	$45,523,283.32

Purchase Amounts:
Purchase Amounts Related to Principal	$25,261.74
Purchase Amounts Related to Interest	$254.01

Sub Total	$25,515.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$45,548,799.07

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	November 2011
Payment Date	12/15/2011
Transaction Month	5

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,548,799.07
Servicing Fee	$1,052,503.39	$1,052,503.39	$0.00	$0.00	$44,496,295.68
Interest—Class A-1 Notes	$11,777.11	$11,777.11	$0.00	$0.00	$44,484,518.57
Interest—Class A-2 Notes	$197,086.67	$197,086.67	$0.00	$0.00	$44,287,431.90
Interest—Class A-3 Notes	$274,260.00	$274,260.00	$0.00	$0.00	$44,013,171.90
Interest—Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$43,724,699.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,724,699.40
Interest—Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$43,647,065.40
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,647,065.40
Interest—Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$43,589,153.40
Third Priority Principal Payment	$10,243,564.00	$10,243,564.00	$0.00	$0.00	$33,345,589.40
Interest—Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$33,274,225.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,274,225.40
Regular Principal Payment	$54,312,110.55	$33,274,225.40	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$45,548,799.07

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$10,243,564.00
Regular Principal Payment	$33,274,225.40

Total	$43,517,789.40

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance
Class A-1 Notes	$43,517,789.40	$143.29	$11,777.11	$0.04	$43,529,566.51	$143.33
Class A-2 Notes	$0.00	$0.00	$197,086.67	$0.57	$197,086.67	$0.57
Class A-3 Notes	$0.00	$0.00	$274,260.00	$0.70	$274,260.00	$0.70
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61

Total	$43,517,789.40	$31.18	$978,506.28	$0.70	$44,496,295.68	$31.89

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	November 2011
Payment Date	12/15/2011
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$64,555,674.55	0.2125640	$21,037,885.15	0.0692719
Class A-2 Notes	$347,800,000.00	1.0000000	$347,800,000.00	1.0000000
Class A-3 Notes	$391,800,000.00	1.0000000	$391,800,000.00	1.0000000
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000

Total	$1,156,335,674.55	0.8286293	$1,112,817,885.15	0.7974445

Pool Information
Weighted Average APR		4.321%		4.309%
Weighted Average Remaining Term		53.95		53.14
Number of Receivables Outstanding		57,762		56,248
Pool Balance		$1,263,004,066.10		$1,221,569,910.93
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$1,156,457,604.87		$1,118,732,110.55
Pool Factor		0.8475448		0.8197403

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$18,323,548.66
Yield Supplement Overcollateralization Amount	$102,837,800.38
Targeted Overcollateralization Amount	$106,259,434.64
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$108,752,025.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	November 2011
Payment Date	12/15/2011
Transaction Month	5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		179	$352,238.24
(Recoveries)		5	$$5,733.00

Net Losses for Current Collection Period			$346,505.24
Cumulative Net Losses Last Collection Period			$406,897.41

Cumulative Net Losses for all Collection Periods			$753,402.65

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.33%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.81%	449	$9,906,000.98
61-90 Days Delinquent	0.06%	31	$742,888.99
91-120 Days Delinquent	0.02%	11	$229,893.36
Over 120 Days Delinquent	0.00%	2	$44,959.28

Total Delinquent Receivables	0.89%	493	$10,923,742.61

Repossession Inventory:
Repossessed in the Current Collection Period		36	$772,385.82
Total Repossessed Inventory		42	$1,069,913.50

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1079%
Preceding Collection Period			0.2379%
Current Collection Period			0.3347%
Three Month Average			0.2268%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0302%
Preceding Collection Period			0.0692%
Current Collection Period			0.0782%
Three Month Average			0.0592%